Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) Operating_Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenue from External Customer [Line Items]
Revenues	[1]	$ 48,851	$ 49,605	$ 51,584
Number of operating segments | Operating_Segment		3
Other Products [Member]
Revenue from External Customer [Line Items]
Revenues	[2]	$ 506	451	364
Global Innovative and Established Pharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	4,839	5,168	4,595
Global Innovative and Established Pharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[4]	1,708	1,685	1,881
Global Innovative and Established Pharmaceutical [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[5]	1,312	957	2,628
Innovative Products Business [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	26,758	24,005	23,602
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	13,954	13,861	14,317
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	3,655	3,350	2,965
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues		3,333	3,850	3,774
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[4]	1,297	1,181	1,180
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues		752	856	832
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues		671	647	648
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues		617	723	772
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues		533	631	602
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues		523	308	114
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues		267	288	236
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues		232	228	209
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues		218	229	217
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues		197	339	350
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[5],[7]	1,254	762	1,878
Innovative Products Business [Member] | Global Innovative Pharmaceutical [Member] | Other Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	405	469	540
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	[6]	12,803	10,144	9,285
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Other Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	298	211	164
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Prevenar Family [Member]
Revenue from External Customer [Line Items]
Revenues	[9]	6,245	4,464	3,974
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues		1,120	1,174	1,204
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Ibrance [Member]
Revenue from External Customer [Line Items]
Revenues		723	0	0
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues		488	438	282
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues		430	410	319
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | FSME-IMMUN/TicoVac [Member]
Revenue from External Customer [Line Items]
Revenues		104	0	0
Innovative Products Business [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues		3,395	3,446	3,342
Established Products Business [Member]
Revenue from External Customer [Line Items]
Revenues	[10]	21,587	25,149	27,619
Legacy Established Products [Member] | Established Products Business [Member]
Revenue from External Customer [Line Items]
Revenues	[11]	11,745	13,016	14,089
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues		1,860	2,061	2,315
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues		1,018	1,076	1,092
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues		991	1,112	1,229
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues		399	495	589
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues		374	423	469
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues		352	382	359
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Epi Pen [Member]
Revenue from External Customer [Line Items]
Revenues		339	294	273
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues		288	344	440
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues		275	311	387
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues		224	253	276
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues		210	263	296
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues		196	210	216
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues		181	208	238
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Tikosyn [Member]
Revenue from External Customer [Line Items]
Revenues		179	141	119
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Depo-Provera [Member]
Revenue from External Customer [Line Items]
Revenues		170	201	191
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Unasyn [Member]
Revenue from External Customer [Line Items]
Revenues		118	96	84
Legacy Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Other Legacy Established Products [Member]
Revenue from External Customer [Line Items]
Revenues	[5],[8]	4,571	5,145	5,516
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[12]	5,326	8,855	10,151
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	[3]	1,183	1,818	1,629
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	[4]	411	504	701
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues		883	1,352	1,353
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues		830	2,699	2,918
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues		715	737	698
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues		682	756	775
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues		260	276	307
Peri-LOE Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | All Other Peri-LOE Products [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	362	714	1,770
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[13]	3,944	3,277	3,378
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues		402	381	398
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues		339	354	309
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues		335	364	359
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues		304	323	358
Sterile Injectable Pharmaceuticals [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member] | All Other Sterile Injectable Pharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	[8]	2,563	1,855	1,954
Infusion Systems [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[14]	403	0	0
Biosimilars [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[15]	63	0	0
Other Established Products [Member] | Established Products Business [Member] | Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	[16]	$ 106	$ 0	$ 0

[1]	Amounts may not add due to rounding.
[2]	Other includes revenues from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization, and revenues related to our manufacturing and supply agreements with Zoetis.
[3]	Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica-GEP. All other Lyrica revenues are included in Lyrica-GIP. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica-GIP and Lyrica-GEP.
[4]	Viagra revenues from the U.S. and Canada are included in Viagra-GIP. All other Viagra revenues are included in Viagra-GEP. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra-GIP and Viagra-GEP.
[5]	Total Alliance revenues represent the aggregate of worldwide revenues from Alliance revenues GIP and Alliance revenues GEP, which is included in All other Legacy Established Products.
[6]	The Innovative Products business is composed of two operating segments: GIP and VOC.
[7]	Includes Eliquis, Rebif and Enbrel (in the U.S. and Canada through October 31, 2013).
[8]	All other GIP and All other V/O are a subset of GIP and VOC, respectively. All other Legacy Established Products, All other Peri-LOE Products and All other Sterile Injectable Pharmaceuticals are subsets of Established Products.
[9]	In 2015, all revenues were composed of Prevnar 13/Prevenar 13. In 2014 and 2013, revenues were composed of the Prevnar family of products, which included Prevnar 13/Prevenar 13 and, to a much lesser extent, Prevenar (7-valent).
[10]	The Established Products business consists of GEP, which includes all legacy Hospira commercial operations. Commencing from the acquisition date, September 3, 2015, and in accordance with our domestic and international reporting periods, our consolidated statement of income, primarily GEP’s operating results, for the year ended December 31, 2015 reflects four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations.
[11]	Legacy Established Products include products that lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products).
[12]	Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include Celebrex, Zyvox and Revatio in most developed markets, Lyrica in the EU, Pristiq in the U.S. and Inspra in the EU.
[13]	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).
[14]	Infusion Systems include Medication Management Systems products composed of infusion pumps and related software and services, as well as I.V. Infusion Products, including large volume I.V. solutions and their associated administration sets.
[15]	Biosimilars include Inflectra (biosimilar infliximab), Nivestim (biosimilar filgrastim) and Retacrit (biosimilar epoetin zeta) in certain international markets.
[16]	Includes legacy Hospira’s One-to-One contract manufacturing and bulk pharmaceutical chemical sales organizations.